SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: Quarter 2, 2002

Check here if Amendment [X];               Amendment Number: 1
     This Amendment (Check only one.):         [ X ] is a restatement.
                                               [   ] adds new holdings entries.
Institutional Investment Manager Filing this Report:

Name:      SHAPIRO CAPITAL MANAGEMENT COMPANY INC.
           ---------------------------------------
Address:   3060 PEACHTREE ROAD, NW SUITE 1555
           ----------------------------------
           ATLANTA GA  30066
           ----------------------------------------------------------

Form 13F File Number: 28-04097

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    ANGELA KLEIN
         ----------------------
Title:   OPERATIONS MANAGER
         -----------------------
Phone:   404-842-9600
         -----------------------

Signature, Place, and Date of Signing:


 -----------------------        --------------------         ---------------
  [Signature]                     [City, State]                 [Date]

Report Type       (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

         Form 13F File Number             Name

         28- _________________              ___________________________________-
         [Repeat as necessary.]


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                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:                  38
                                                    --

Form 13F Information Table Entry Total:


Form 13F Information Table Value Total:          $1,048,449,060
                                                 ---------------
                                                   (thousands)

List of other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
NONE
[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]


         No.      Form 13F File Number                        Name

         ____     28-_____________________           __________________________

         [Repeat as necessary.]







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                                                               FORM 13F
                                                  ----------------------------------
                                                            (SEC USE ONLY)
Page 1 of 2                         Name of Reporting Manager : SHAPIRO CAPITAL MANAGEMENT COMPANY, INC

                                                                                                                         ITEM 8
                                                                                                                        Voting
                                  ITEM 2:     ITEM 3:     ITEM 4:       ITEM 5:        ITEM 6             ITEM 7      Authority
    ITEM 1:                      Title of     CUSIP        Fair        Shares of  Investment Discretion  Manager's      (shares)
 Name of Issuer                   Class       Number      Market      Principal   (a)   (b)    (c)         See      (a) (b)   (c)
                                                          Value        Amount     Sole Shared  Shared    Instr V   Sole Shared None
                                                                                    As defined Other
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
Walter Industries, Inc.          common      93317Q105     $65,429,111   4,901,057   a                               a
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Hanover Compressor Co.           common      410768105     $62,763,863   4,649,175   a                               a
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Playtex Products, Inc.           common      72813P100     $62,763,561   4,846,607   a                               a
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Chiquita Brands International    common      170032809     $61,767,113   3,448,750   a                               a
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Post Properties, Inc.            common      737464107     $54,438,136   1,804,978   a                               a
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Instinet Group Incorporated      common      457750107     $51,862,362   7,954,350   a                               a
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Sybron Dental Specialties        common      871142105     $51,440,638   2,780,575   a                               a
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R.H. Donnelley Corp              common      74955w307     $50,690,870   1,812,330   a                               a
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Tom Brown Inc.                   common      115660201     $50,384,726   1,777,239   a                               a
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PerkinElmer, Inc.                common      714046109     $47,686,275   4,315,500   a                               a
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Sensient Technologies, Corp.     common      81725T100     $44,054,256   1,935,600   a                               a
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Earthlink Inc.                   common      270321102     $43,260,425   6,524,951   a                               a
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Wabtec Corporation               common      929740108     $43,052,200   3,021,207   a                               a
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CNA Surety Corporation           common      12612L108     $40,214,178   2,763,861   a                               a
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Gartner, Inc. CL B               Common      366651206     $40,055,562   4,261,230   a                               a
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AGL Resources                    common      001204106     $39,755,520   1,713,600   a                               a
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Broadwing Inc.                   common      111620100     $37,632,920  14,474,200   a                               a
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OGE Energy Corp.                 common      670837103     $35,402,185   1,548,652   a                               a
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Encore Acquisition Company       common      29255w100     $27,117,000   1,572,000   a                               a
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Tredegar Corporation             common      894650100     $25,953,667   1,074,686   a                               a
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Rayovac Corporation              common      755081106     $24,324,794   1,312,725   a                               a
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Journal Register Company         common      481138105     $17,048,318     848,175   a                               a
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-----------------------------------------------------------------------            ------------------------------------------------
Primedia, Inc.                   common      74157K101     $15,454,943   12,667,986   a
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                                                          $992,552,620   2,009,434
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US Cellular                      common      911684108     $13,109,295     515,100   a                               a
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Gray Communications Systems, Inc common      389190208     $12,880,997     968,496   a
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Ralcorp Holdings                 common      751028101      $9,757,469     312,239   a                               a
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Gartner, Inc.                    common      366651107      $4,979,300     493,000   a                               a
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Marathon Oil Corp                common      565849106      $3,661,200     135,000
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Bull Run Corporation             common      120182100      $3,569,193   3,965,770   a                               a
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Telephone and Data Systems       common      879433100      $1,544,025      25,500   a                               a
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Bard (C.R.) Inc.                 common      067383109      $1,442,790      25,500   a                               a
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Corning Inc.                     common      219350105      $1,226,987     345,630   a                               a
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Layne Christensen Company        common      521050104      $1,064,675     115,100   a                               a
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AT&T Wireless Services Inc.      common      00209A106        $984,263     168,250   a                               a
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Sotheby's Holdings, Inc.         common      835898107        $712,500      50,000   a
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American Annuity                 common      023833205        $391,872      15,600   a                               a
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International Business Machine   common      459200101        $360,000       5,000   a                               a
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Host Marriott 6.75%              6.75%
                                 Preferred   441079407        $211,875       5,000   a
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                     TOTAL                               $1,048,449,060          98,450,039
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                      38                                 $1,048,449,060


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